Notes to the consolidated statements of income (Tables)	12 Months Ended
Dec. 31, 2019
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	2019			2018
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total
Health care services
Dialysis services	12,447,092	—	12,447,092	11,420,415	—	11,420,415
Care Coordination	1,176,227	248,900	1,425,127	1,622,862	221,012	1,843,874
	13,623,319	248,900	13,872,219	13,043,277	221,012	13,264,289

Health care products
Dialysis products	3,402,987	125,519	3,528,506	3,115,753	93,068	3,208,821
Non-dialysis products	75,830	—	75,830	73,763	—	73,763
	3,478,817	125,519	3,604,336	3,189,516	93,068	3,282,584
Total	17,102,136	374,419	17,476,555	16,232,793	314,080	16,546,873

Schedule of trade accounts receivables and contract liabilities	Trade accounts receivables and contract liabilities in € THOUS

	2019	2018
Trade accounts receivables	3,341,111	3,284,712
Contract liabilities	22,802	37,632

Schedule of unsatisfied performance obligations	Unsatisfied performance obligations in € THOUS

1 year	278,090
1 - 3 years	455,774
3 - 5 years	359,721
5 - 10 years	66,492
Total	1,160,077

Schedule of cost of materials

Cost of materials

in € THOUS

	2019	2018	2017

Cost of raw materials, supplies and purchased components	4,031,371	3,395,895	3,605,316
Cost of purchased services	258,959	233,638	229,806
Cost of materials	4,290,330	3,629,533	3,835,122

Schedule of personnel expenses

Personnel expenses

in € THOUS

	2019	2018	2017

Wages and salaries	5,448,662	5,025,128	5,396,339
Social security contributions and cost of
retirement benefits and social assistance	1,350,696	1,414,525	1,503,684
thereof retirement benefits	174,009	156,581	147,332
Personnel expenses	6,799,358	6,439,653	6,900,023

Schedule of employee by function

Employees by function

	2019	2018	2017

Production and Services	103,896	97,971	98,547
Administration	11,634	10,510	9,962
Sales and Marketing	3,253	3,360	3,272
Research and Development	1,050	881	804
Total employees	119,833	112,722	112,585

Schedule of income before income taxes according to region	Income before income taxes in € THOUS

	2019	2018	2017

Germany	101,734	161,861	(20,363)
United States	1,149,149	2,191,834	1,589,501
Other	589,231	383,041	428,477
Total	1,840,114	2,736,736	1,997,615

Schedule of income tax expense (benefit) according to region

Income tax expense (benefit)

in € THOUS

	2019	2018	2017
Current
Germany	(59,928)	45,136	77,934
United States	168,503	261,211	437,201
Other	228,773	115,561	130,992
	337,348	421,908	646,127
Deferred
Germany	48,313	(34,685)	(36,022)
United States	57,352	145,700	(156,704)
Other	(41,399)	(21,844)	(10,320)
	64,266	89,171	(203,046)
Total	401,614	511,079	443,081

Schedule of reconciliation of expected and actual income tax expense

Reconciliation of income taxes

in € THOUS

	2019	2018	2017

Expected corporate income tax expense	555,898	825,810	597,187
Tax free income	(65,889)	(50,747)	(44,302)
Income from equity method investees	(23,683)	(18,185)	(18,706)
Tax rate differentials	(58,386)	(106,258)	139,122
Non-deductible expenses	44,283	60,721	106,125
Taxes for prior years	(5,454)	(91,138)	(20,573)
Noncontrolling partnership interests	(60,724)	(61,936)	(105,832)
Tax on divestitures	—	(74,560)	—
Tax rate changes	2,743	(219)	(238,130)
Change in realizability of deferred tax assets and tax credits	8,519	3,211	7,254
Withholding taxes	13,083	4,564	6,606
Other	(8,776)	19,816	14,330
Income tax expense	401,614	511,079	443,081

Effective tax rate	21.8%	18.7%	22.2%

Schedule of deferred income taxes and net operating loss carryforwards

Deferred income tax assets and liabilities

in € THOUS

	2019	2018
Deferred tax assets
Trade accounts receivable	13,392	25,090
Inventories	71,915	70,223
Intangible assets	4,994	6,980
Property, plant and equipment and other non-current assets	72,769	62,124
Lease Liabilities	1,164,620	—
Provisions and other liabilities	50,819	93,637
Pension liabilities	135,356	98,278
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	175,394	93,890
Derivatives	3,027	2,160
Compensation expense related to stock options	3,426	3,732
Other	36,403	15,390
Total deferred tax assets	1,732,115	471,504

Deferred tax liabilities
Trade accounts receivable	30,310	29,596
Inventories	19,324	12,598
Intangible assets	632,984	433,228
Property, plant and equipment and other non-current assets	165,082	136,392
Right-of-use assets	1,068,409	—
Provisions and other liabilities	92,756	14,678
Derivatives	372	1,978
Other	101,384	123,870
Total deferred tax liabilities	2,110,621	752,340
Net deferred tax liabilities	(378,506)	(280,836)

Net deferred income tax assets and liabilities

in € THOUS

	2019	2018

Deferred tax assets	361,196	345,685
Deferred tax liabilities	739,702	626,521
Net deferred tax liabilities	(378,506)	(280,836)

Net operating loss carryforwards

in € THOUS

2020	11,264
2021	15,032
2022	7,476
2023	9,959
2024	42,970
2025	16,181
2026	61,553
2027	48,654
2028	29,091
2029 and thereafter	160,236
Without expiration date	238,203
Total	640,619